Leases - Schedule of Leases Liabilities Maturities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 53
2021	52
2022	49
2023	47
2024	47
Thereafter	191
Total lease payments	439
Less imputed interest	(80)
Total	$ 359